[logo] PIONEER Investments(R)







                                                          April 4, 2014

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F. Street, N.E.
Washington, DC  20549

Re:  Pioneer Emerging Markets Fund (the "Fund")
     (File Nos. 333-76894 and 811-08448)
     CIK No. 0000921023

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus and statement of additional information relating for the Fund that would have been filed under paragraph (c) of Rule
497 do not differ from that contained in Post-Effective Amendment No. 32 to the Fund's registration statement on Form N-1A filed electronically
(Accession No. 0000276776-14-000020) on March 25, 2014.

    If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.
                                                 Very truly yours,


                                              /s/ Daniel J. Hynes
                                                  Daniel J. Hynes
                                                  Senior Legal Product Manager



cc:  Jeremy B Kantrowitz, Esq.
     Toby R. Serkin, Esq.





Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredit Banking Group, Register of Banking Groups."